N-4	Sep. 15, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	Sep. 15, 2023
Amendment Flag	false
Item 10. Benefits Available (N-4) [Text Block]

Effective September 29, 2023, in the Initial Summary Prospectus, Updating Summary Prospectus, and Statutory Prospectus, the following rider is no longer available for purchase:

CoreIncome Advantage Select (Single and Joint)

If you have already purchased the CoreIncome Advantage Select (Single or Joint) prior to September 29, 2023, the rider continues to remain effective subject to the terms of your contract and prospectus.